CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Statement of Financial Position [Abstract]
Preferred Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	200,000,000	175,000,000
Common Stock, Shares Issued	109,656,181	101,161,953	101,161,953
Common Stock, Shares Outstanding	104,427,992	95,933,765	95,933,765
Treasury Stock, Shares	5,228,188	5,228,188	5,228,188